Retirement And Pension Plans (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Retirement And Pension Plans [Abstract]
Actuarial loss	¥ (29,740)	¥ (39,794)
Prior service benefit	2,012	2,820
Total recognized in accumulated other comprehensive income (loss), before tax	¥ (27,728)	¥ (36,974)